Indebtedness (Details) $ in Thousands, $ in Millions					1 Months Ended			12 Months Ended
	Apr. 27, 2021 CAD ($)	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Oct. 11, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Apr. 30, 2020	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 06, 2019 USD ($)
Indebtedness (Details) [Line Items]
Revolving credit facility								$ 1,300
Credit agreement of benchmark rates								The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.	The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.
Debt issue costs												$ 6,834
Debt costs								$ 6,100		8,600
Leverage ratio, description								The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2023, the total leverage ratio was 5.32:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2022 — 6.17:1.00).	The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2023, the total leverage ratio was 5.32:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2022 — 6.17:1.00).
Prepayment on loan term (in Dollars)					$ 341.4
Prepayment recognition of a loss								$ 2,300
Interest expense								1,100		1,600
Principal amount								134,500	$ 101.0
Open market purchases								79,600	59.7		$ 77.0
Prepayment options								400	0.5	1,900	1.5
Gain on extinguishment of debt								$ 43,800	$ 32.3	106,900	$ 84.5
Weighted average effective interest rate, percentage								5.79%	5.79%
Senior unsecured notes issued (in Dollars)								$ 3,197,019		3,850,081
Percentage of senior unsecured notes						6.50%	6.50%
Increase to indebtedness	$ 1,900
Subsequently amortized liability								$ 4,100		$ 6,700
Interest payable, percentage		4.875%
Senior secured notes, description	Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $3.1 million as at December 31, 2023 (December 31, 2022 — $5.0 million).
6.5% Senior Notes [Member]
Indebtedness (Details) [Line Items]
Borrowings maturity date, description			October 2027
Private Placements [Member]
Indebtedness (Details) [Line Items]
Senior unsecured notes issued (in Dollars)			$ 550.0											$ 400.0
Borrowings maturity date, description		June 2027
Bottom of range [member]
Indebtedness (Details) [Line Items]
Unused commitment fee ratio								25	25
Top of range [member]
Indebtedness (Details) [Line Items]
Unused commitment fee ratio								37.5	37.5
Revolving Credits Facility [Member]
Indebtedness (Details) [Line Items]
Revolving credit facility													$ 200.0
ABR Loan [Member] | Bottom of range [member]
Indebtedness (Details) [Line Items]
Prime rate percentage								0.75%					0.75%
ABR Loan [Member] | Top of range [member]
Indebtedness (Details) [Line Items]
Prime rate percentage								1.25%					1.25%
BA Loan [Member] | Bottom of range [member]
Indebtedness (Details) [Line Items]
Prime rate percentage								1.75%					1.75%
BA Loan [Member] | Top of range [member]
Indebtedness (Details) [Line Items]
Prime rate percentage								2.25%					2.25%
U.S. TLB Facility [Member]
Indebtedness (Details) [Line Items]
Credit Facility (in Dollars)													$ 1,908.5
Senior credit facilities, description								(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.	(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.
Debt issue costs								$ 16,000
Principal amount								177,600	$ 131.0
Open market purchases								133,800	98.8
Prepayment options								500	0.4
Gain on extinguishment of debt								$ 56,700	$ 42.4
Weighted average effective interest rate, percentage								8.08%	8.08%	4.64%	4.64%
Senior Unsecured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs								$ 7,400
Principal amount								128,900	$ 95.0	$ 202,100	$ 160.0
Open market purchases								53,700	39.5	$ 97,200
Prepayment options								800	0.6
Gain on extinguishment of debt								$ 75,300	$ 55.5
Weighted average effective interest rate, percentage								6.25%	6.25%	6.27%	6.27%
Senior unsecured notes								$ 2,500		$ 3,700
Increase to indebtedness				$ 17,800
Senior secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs								6,600		$ 4,200
Principal amount								133,600	$ 100.0
Open market purchases								77,000	57.6
Prepayment options								500	0.6
Gain on extinguishment of debt								$ 55,000	$ 41.2
Weighted average effective interest rate, percentage								4.75%	4.75%	4.76%	4.76%
Senior unsecured notes								$ 2,600
Increase to indebtedness		$ 10,600
Subsequently amortized liability								6,000		$ 8,800
2026 Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Subsequently amortized liability								$ 900		$ 1,400